Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (8,704)	$ (10,781)	$ (39,224)	$ (17,802)
Adjustments to reconcile net loss to net cash used in operating activities:
Compensation expense recognized for the issuance of shares and warrants in connection with the sale of a previously controlled subsidiary			7,000
Gain on debt extinguishment, net			(278)
Loss on debt extinguishment, net				707
Realized gain on short-term investments				(8)
Loss on equity method investment	154		403
Gain on waiver of accrued interest		(371)	(371)
Unrealized foreign exchange (gain) loss		(27)	(16)	13
Loss (gain) on change in fair value of convertible notes payable			2,737	(2,018)
Gain on change in fair value of derivative warrant liability		(137)	(138)	(221)
Loss on issuance of warrants				2,710
Non-cash lease expense	70	60	125	89
Stock-based compensation expense	398	394	2,183	1,632
Issuance of common stock for licensing right				1,568
Non-cash interest expense	126	224	253	536
Depreciation expense	12	10	21	10
Amortization of financed directors and officers insurance	621	739	1,440	1,666
Amortization expense			2,404	447
Issuance of common stock for services	530		1,152
Issuance of common stock for services - related party			2,097
Amortization expense	1,008	1,015		929
Gain (loss) on issuance of common stock for services			(70)	202
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(669)	198	(4,062)	(2,273)
Accounts payable	1,833	(236)	434	1,225
Accrued expenses and other liabilities	446	(136)	(1,114)	1,030
Accrued litigation liability			9,594
Lease liability	(69)	(58)	(125)	(124)
Net cash flows used in operating activities	(2,438)	(6,509)	(15,555)	(9,682)
Cash flows from investing activities:
Purchase of digital assets			(1,998)
Proceeds from disposal of digital assets			1,595
Purchases of equipment and clinical assets		(405)	(405)	(51)
Purchases of short-term investments				(490)
Proceeds from the sale of short-term investments				498
Net cash flows used in investing activities		(405)	(808)	(43)
Cash flows from financing activities:
Net proceeds from the issuance of notes payable	1,801			3,226
Proceeds from issuance of common shares related to the ATM program	355	11,948	19,699	3,328
Exercise of warrants				176
Repayment of notes payable		(156)	(158)	(776)
Proceeds from issuance of warrants				113
Repayment of notes payable – related parties	(482)	(425)	(425)
Repayment of convertible notes payable – related parties		(927)	(927)
Repayment of convertible notes payable		(650)	(661)
Purchases of treasury stock			(106)
Net cash flows provided by financing activities	1,674	9,684	17,422	6,067
Net change in cash and cash equivalents before effect of exchange rate changes	(764)	2,770	1,059	(3,658)
Effect of exchange rate changes on cash and cash equivalents	2	8	(104)	(16)
Net change in cash	(762)	2,778	955	(3,674)
Cash and cash equivalents at beginning of period	1,509	554	554	4,228
Cash and cash equivalents at end of period	747	3,332	1,509	554
Right of Use Asset obtained in exchange for Operating Lease Liabilities				352
Correction of immaterial error related to franchise tax expense				144
Issuance of Common Stock upon exercise of conversion option	2,418	5,953	7,145	92
Issuance of Common Stock in exchange for debt extension				489
Shares cancelled			(106)
Conversion of deferred commission payable to convertible promissory note				5,378
Supplemental cash flow information:
Cash paid for interest	11			80
Loss (gain) on debt extinguishment, net	1,073	(278)
Change in fair value of convertible notes payable	733	2,875
Purchases of treasury stock		(106)
Cash paid for taxes
Non-cash investing and financing activities
Issuance of common stock upon exercise of conversion option	2,418	5,950
Issuance of common stock for services	530	2,951
Issuance of common stock for investment in related party	622
Deferred cash payable for investment in related party	8,000
Issuance of pre-funded warrants for investment in related party	114,378
Issuance of warrants upon the issuance of convertible note	$ 264